Derivative Financial Instruments and Risk Management Policies - Evolution of Derivative Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Assets/ Liabilities, Net [Roll Forward]
Gain (loss) on derivative	€ 1,573
Currency swaps
Derivative Assets/ Liabilities, Net [Roll Forward]
Gain (loss) on derivative	(188)	€ 557
Derivative instruments
Derivative Assets/ Liabilities, Net [Roll Forward]
Opening balance of assets/(liabilities)	13	1,948
Financing payments	34	139
Financing proceeds	89	(1,119)
Interest (proceeds)/payments	(91)	(549)
Other (proceeds)/payments	(31)	(11)
Fair value adjustments through other comprehensive income	1,733	(870)
Movements with counterparty in the income statement	(538)	638
Translation differences	393	(170)
Other movements	(29)	7
Closing balance of assets/(liabilities)	€ 1,573	13	€ 1,948
Increase in financial assets		€ 1,560	€ 1,935